Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Dec. 29, 2015
Document Effective Date	Dec. 30, 2015
Prospectus Date	Dec. 29, 2015
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class A
Prospectus:
Trading Symbol	SBALX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class C
Prospectus:
Trading Symbol	VBFCX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class R
Prospectus:
Trading Symbol	VBFGX
Victory Strategic Allocation Fund (formerly Victory Balanced Fund) | Class I
Prospectus:
Trading Symbol	VBFIX